Consolidated Statment of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue (note 9)
Licensing revenue	$ 118	$ 418
Contract revenue	345	0
Revenue	463	418
Expenses
Research and development (note 13)	41,382	33,930
Corporate, administration and business development (note 13)	13,674	12,096
Amortization of acquired intellectual property and other intangible assets (note 7)	1,545	1,434
Amortization of property and equipment	20	22
Other expense (income) (note 14)	(2,065)	(196)
Expenses	54,556	47,286
Net loss before change in estimated fair value of derivative warrant liabilities	(54,093)	(46,868)
Change in estimated fair value of derivative warrant liabilities (note 11)	(9,954)	(23,924)
Loss before income taxes	(64,047)	(70,792)
Income tax expense (note 15)	73	0
Net loss for the year	(64,120)	(70,792)
Net change in fair value of short term investments (note 3)	0	(78)
Net comprehensive loss for the year	$ (64,120)	$ (70,870)
Basic and diluted loss per common share (in dollars per share)	$ (0.76)	$ (0.92)